NOTE 4 - ACQUISITIONS - Smartbiz Assets and Liabilities Acquired (Details) - USD ($)	Jun. 01, 2022	Apr. 15, 2020
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		$ 135,781
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		(100)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		(100)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		98,218
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		$ 94,366
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Acquisition Costs, Cumulative	$ 1,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	19,755
Business Combination, Acquired Receivable, Fair Value	789,515
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	809,270
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	807,265
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	76,839
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	884,104
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	74,834
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value	36,669
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net	38,165
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	$ 1,838,165